EMPLOYEE BENEFITS (Schedule of Plan's Assets and Compensation Rights ) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of defined benefit plans [line items]
Actual return on plan's assets | ₪		₪ 139	₪ 130
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Actual return on plan's assets | $	$ 40